Investments (Tables)	6 Months Ended
Jun. 30, 2023
Investments, All Other Investments [Abstract]
Schedule of investment portfolio at amortized cost and fair value

	June 30, 2023			December 31, 2022
	Amortized Cost	Fair Value	Percentage of Investments at Fair Value	Amortized Cost	Fair Value	Percentage of Investments at Fair Value
Senior secured loans - first lien	$30,852	$28,601	96.4%	$41,668	$39,028	96.0%
Senior secured loans - second lien	474	572	1.9	5,250	1,126	2.8
Senior secured bonds	1,458	32	0.1	1,520	102	0.3
Total senior debt	$32,784	$29,205	98.4%	$48,438	$40,256	99.1%
Equity and other	4,649	433	1.6	—	385	0.9
Total investments	$37,433	$29,638	100.0%	$48,438	$40,641	100.0%

Schedule of investment portfolio at amortized cost and fair value

	June 30, 2023			December 31, 2022
Industry Classification	Amortized Cost	Fair Value	Percentage of Investments at Fair Value	Amortized Cost	Fair Value	Percentage of Investments at Fair Value
Services: Business	$12,925	$8,470	28.7%	$15,014	$10,090	24.8%
Consumer Goods: Non-Durable	8,312	7,365	24.8	8,309	7,172	17.6
Technology	2,101	2,093	7.1	5,981	6,247	15.5
Metals & Mining	5,717	4,956	16.7	5,500	5,165	12.7
Automotive	4,064	3,362	11.3	4,072	3,490	8.6
Retail	1,630	1,994	6.7	1,685	1,798	4.4
Chemicals, Plastics & Rubber	953	942	3.2	957	944	2.3
Beverage, Food & Tobacco	—	—	—	713	910	2.2
Energy: Oil & Gas	1,731	456	1.5	1,770	590	1.5
Hotel, Gaming & Leisure	—	—	—	2,279	2,228	5.5
Telecommunications	—	—	—	2,158	2,007	4.9
Total investments	$37,433	$29,638	100.0%	$48,438	$40,641	100.0%

Schedule of investment portfolio as a percentage

Geographic Dispersion	June 30, 2023	December 31, 2022
United States of America	100.0%	100.0%
Total investments	100.0%	100.0%